Share-based payments	3 Months Ended
Mar. 31, 2022
Share-based payments.
Share-based payments

5. Share-based payments

During the three months ended March 31, 2022 and 2021, the Group recognized share-based based payments expenses of EUR 2,273k and EUR 4,138k, respectively, as follows:

Three months period ended March 31:

	2021	2022
	EUR k	EUR k
Research and development expenses	286	189
Sales and marketing expenses	65	67
General and administrative expenses	3,787	2,016
Total	4,138	2,273

Expense recognized for the equity-settled programs was as follows:

Three months ended March 31:

Program	2021	2022
	EUR k	EUR k
LTIP	3,645	1,824
RSU	—	253
New VSOP	183	103
Prior VSOP	310	92
Total	4,138	2,273

On November 16, 2020, CureVac granted 266,155 options to the Chief Scientific Officer (CSO). Furthermore, on December 1, 2020, CureVac granted 266,156 options (in 3 tranches) to the company`s Chief Business Officer (CBO) and Chief Commercial Officer (CCO). All grants were made at no cost under the terms of a new long-term incentive plan (LTIP) put in place by Curevac N.V. Options will be settled in shares of Curevac N.V. At March 3, 2022 all grants are vested, but none of the options granted to the CSO and CBO/CCO under the LTIP were exercised at that date.

On July 1, 2021, CureVac granted 20,000 options to the Chief Operations Officer (COO). Furthermore, on August 1, 2021, CureVac granted 30,000 options to the Chief Development Officer (CDO). All grants were made at no cost under the terms of the new long-term incentive plan (LTIP) put in place by Curevac N.V. Options will be settled in shares of Curevac N.V. At March 31, 2022 none of the options granted to the COO and CDO under the LTIP were vested and hence, were not exercisable at that date.

On March 1, 2022, CureVac granted 11,500 options to two key employees. All grants were made at no cost under the terms of the new long-term incentive plan (LTIP) put in place by Curevac N.V. Options will be settled in shares of Curevac N.V. At March 31, 2022 none of the options granted to the COO and CDO under the LTIP were vested and hence, were not exercisable at that date.

The expenses recognized for employee services received under the LTIP during the three months ended March 31, 2022, is in an amount of EUR 1,824k (2020; EUR 3,645k) and is included in general and administrative expenses and sales and marketing expenses.

In 2021, as part of the LTIP program, the group awarded RSUs (restricted stock units) to senior executives as well as supervisory board members. On June 24, 2021, the group awarded 10,956 RSUs to supervisory board members and on December 23, 2021, the group awarded 63,095 RSUs to the executive board and various key employees.

The related RSU expense is recorded in the functional cost category to which the award recipient’s costs are classified.

On February 10, 2022, CureVac awarded 5,000 options to the Chief Operations Officer (COO). The related RSU expense is included in general and administrative expenses.

The remaining expense results from additional grants under the New VSOP and continued vesting of grants under the Prior VSOP.

Exercise of share-based payments

Refer to Note 4 regarding the exercise of certain virtual shares during the three months ended March 31, 2022.

For the New VSOP plan, the IPO was a triggering event, by which all outstanding options, under the plan, became exercisable; 78,732 options were exercised within the first quarter of 2022 at a weighted average share price of USD 19.14.